Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Pursuant to our Policy on Granting Equity Awards, most of our equity grants occur on a pre-determined schedule, with equity grants generally occurring on the second trading day after the public release of the Company’s annual or quarterly earnings. Neither the Board nor the Compensation Committee grants equity awards in anticipation of the release of material nonpublic information, and the Company does not time the release of material nonpublic information based upon grant dates of equity awards or for the purpose of affecting the value of executive compensation. We did not grant any stock options or other stock appreciation awards in 2024.

Award Timing Method	Pursuant to our Policy on Granting Equity Awards, most of our equity grants occur on a pre-determined schedule, with equity grants generally occurring on the second trading day after the public release of the Company’s annual or quarterly earnings.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board nor the Compensation Committee grants equity awards in anticipation of the release of material nonpublic information, and the Company does not time the release of material nonpublic information based upon grant dates of equity awards or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false